Investment Portfolio - Government and Corporate Securities (Debt Securities at Fair Value Through Profit or Loss) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	$ 91,797,177	$ 492,324,281
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	91,730,958	836,681
Subtotal Private Securities - In Pesos	0	1,086,002
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bills | Treasury Bills adjusted by Cer. Maturity 01-18-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	0	446,799
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 11,758,191	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 10-31-2025 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 7,414,965	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos Capitalizable Maturity 02-13-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 6,671,200	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bond and Treasury Bonds Maturity 02-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities - In foreign currency	$ 79,516	389,882
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 1,022,133	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-16-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	45,622,467	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	3,932,947	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-28-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	3,215,532	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-15-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	2,191,160	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-17-2025 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	2,046,341	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in pesos. Maturity 05-30-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	2,021,394	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	1,920,252	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bond and Treasury Bonds Maturity 02-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	1,810,779	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	1,196,536	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	449,531	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-30-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	142,001	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-31-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	27,475	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-29-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 208,538	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Corporate Bond BADLAR | Corporate Bond BADLAR And Toyota Maturity 10-17-2024 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, adjustment to interest rate basis	3.00%
Subtotal Private Securities - In Pesos	$ 0	574,423
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Corporate Bond Monetary | Corporate Bond BADLAR And Toyota Maturity 10-17-2024 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	511,189
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Corporate Bond Toyota | Corporate Bond Toyota Cia Financiera Series 32 in Pesos. Maturity 02-09-2025 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	390
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	66,219	486,805,046
Subtotal Private Securities - In foreign currency	0	3,596,552
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency | Argentine Bond in dual currency. Maturity 06-30-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	0	470,852,827
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency | Argentine Bond in dual currency. Maturity 02-28-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	0	15,830,775
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency | GD30 Bond | AL30 And GD30 Bond Maturity 07-09-2030 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	0	61,916
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency | AL30 Bond | AL30 And GD30 Bond Maturity 07-09-2030 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	66,219	59,528
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency | Corporate Bond Central | Corporate Bond Central Puerto Series A in USD. Maturity 03-14-2026 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In foreign currency	0	3,596,552
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	0	64,721
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	2,262,027,285	1,136,383,409
Subtotal BCRA Liquidity Bills - In pesos	0	131,713,790
Subtotal Private Securities - In Pesos	2,787,594	10,214,765
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 394,906,029	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bond and Treasury Bonds Maturity 02-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities - In foreign currency	$ 18,681,070	122,109,199
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 245,559,764	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-30-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 6,015,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	151,937,663
Subtotal Private Securities - In Pesos	$ 34,767,140	$ 9,295,013